REVENUE (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
current and long-term contract assets and current and long-term deferred revenue
Deferred revenue - current	189.8		160.9	170.5
Deferred revenue - noncurrent	38.9		41.3	36.5
Other contract liabilities - current			39.8	29.8
2021			21.8
2022			12.8
Thereafter			6.7
Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	2,247.7	2,472.3	3,348.4	3,205.9
Transferred over time
Disaggregation of Revenue [Line Items]
Revenue	817.2	787.4	1,082.8	1,079.7
Americas
Disaggregation of Revenue [Line Items]
Revenue			2,229.1	2,145.7
Americas | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue			1,592.4	1,530.6
Americas | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue			636.7	615.1
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue			1,278.0	1,244.2
Asia Pacific | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue			1,007.1	973.5
Asia Pacific | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue			270.9	270.7
Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue			924.1	895.7
Europe, Middle East, & Africa | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue			748.9	701.8
Europe, Middle East, & Africa | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue			175.2	193.9
Critical infrastructure & solutions
Disaggregation of Revenue [Line Items]
Revenue	$ 1,678.1	$ 1,820.4	2,632.6	2,451.8	2,136.5
Critical infrastructure & solutions | Americas
Disaggregation of Revenue [Line Items]
Revenue			1,355.4	1,246.4
Critical infrastructure & solutions | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue			763.2	723.9
Critical infrastructure & solutions | Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue			514.0	481.5
Services & software solutions
Disaggregation of Revenue [Line Items]
Revenue			1,298.9	1,276.1
Services & software solutions | Americas
Disaggregation of Revenue [Line Items]
Revenue			679.4	669.8
Services & software solutions | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue			336.0	339.1
Services & software solutions | Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue			283.5	267.2
I.T. & Edge infrastructure
Disaggregation of Revenue [Line Items]
Revenue			499.7	557.7	$ 527.0
I.T. & Edge infrastructure | Americas
Disaggregation of Revenue [Line Items]
Revenue			194.3	229.5
I.T. & Edge infrastructure | Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue			178.8	181.2
I.T. & Edge infrastructure | Europe, Middle East, & Africa
Disaggregation of Revenue [Line Items]
Revenue			$ 126.6	$ 147.0